Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Cash and cash equivalents
Allowance for doubtful account receivable
Depreciation expense	700,387			683
Impairment of long lived assets
Book value of patents and licenses	2,117,009		3,025,801
Amortization expense of intangible assets	$ 700,387
Income tax examination, likelihood of unfavourable settlement	Greater than 50 percent		Greater than 50 percent
Antidilutive securities excluded from computation of earnings per share	280,822
Common Stock [Member] | Third Party and Former Officer [Member]
Antidilutive securities excluded from computation of earnings per share			4,985,394
Note Payable [Member] | Third Party and Former Officer [Member]
Antidilutive securities excluded from computation of earnings per share			232,750	5,524,765
Patents and Licenses [Member]
Book value of patents and licenses			$ 214,383	$ 214,383
Amortization expense of intangible assets
Technology Platforms [Member]
Capitalized software development costs	$ 2,817,396		3,025,801
Amortization expense of capitalized software development costs
Minimum [Member]
Property and equipment, estimated useful life			P3Y
Maximum [Member]
Property and equipment, estimated useful life			P5Y
One Customer [Member] | Sales Revenue [Member]
Concentration risk, percentage			100.00%	0.00%
One Customer [Member] | Accounts Receivable [Member]
Concentration risk, percentage	100.00%		99.00%	0.00%